Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 241	$ 161
Accounts receivable	174	141
Taxes receivable	1	0
Inventory	224	185
Prepaids	11	10
Current assets	651	497
Non-current assets
Property, plant and equipment	1,421	1,262
Intangible assets	24	22
Deferred income tax assets	4	4
Other assets	3	14
Non-current assets	1,452	1,302
Assets	2,103	1,799
Current liabilities
Accounts payable and accrued liabilities	282	218
Taxes payable	74	1
Current portion of long-term debt	0	200
Current liabilities	356	419
Non-current liabilities
Long-term debt	548	546
Other liabilities	29	27
Deferred income tax liabilities	151	157
Non-current liabilities	728	730
Shareholders’ equity	1,019	650
Liabilities and shareholders' equity	$ 2,103	$ 1,799